Employee Benefit Plans - Changes in the defined benefit obligation and fair value of plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in benefit obligation:
Benefit obligation, beginning of year	$ 1,001	$ 1,046
Service cost	5	6	$ 7
Interest cost	16	13	15
Plan participants' contribution	1	1
Actuarial (gain) loss, net	(339)	(18)
Benefit paid	(18)	(22)
Plan amendments		(1)
Curtailments and settlements	(3)	(3)
Expenses paid from assets	(1)	(1)
Currency translation adjustment	(92)	(20)
Benefit obligation, end of year	570	1,001	1,046
Change in fair value of plan assets
Fair value of plan assets, beginning of year	670	634
Employer contributions	32	25	25
Plan participants' contributions	1	1
Benefits paid	(18)	(22)
Actual return on plan assets	(194)	47
Expenses paid from assets	(1)	(1)
Plan settlements	(3)	(3)
Currency translation adjustments	(62)	(11)
Fair value of plan assets, end of year	425	670	$ 634
Unfunded status	$ 145	$ 331